Leases (Tables)	12 Months Ended
Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
Schedule of lease cost
Year ended December 31, 2020	Amount
2021	$783,955
2022	539,558
2023	154,367
2024	11,723
2025	-
thereafter	-
Total undiscounted future minimum lease payments	1,489,603
Less: Amounts representing interest	(72,619)
Total present value of operating lease liabilities	1,416,984
Less: current portion of operating lease liabilities	(736,854)
Non-current portion of operating lease liabilities	$680,130